Revenue from Contract with Customers - Summary of Balances in Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue		$ 8,879	$ 9,257
Long-term portion of deferred revenue		6,528	6,799
Current portion of deferred revenue		2,351	2,458
EWC Ventures and its Subsidiaries [Member] | Franchise [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue		7,542	7,657
EWC Ventures and its Subsidiaries [Member] | Service [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue		1,337	$ 1,600
European Wax Center, Inc. and Subsidiaries
Disaggregation Of Revenue [Line Items]
Total deferred revenue	$ 9,421	8,879
Long-term portion of deferred revenue	6,785	6,528
Current portion of deferred revenue	2,636	2,351
European Wax Center, Inc. and Subsidiaries | Franchise [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue	7,887	7,542
European Wax Center, Inc. and Subsidiaries | Service [Member]
Disaggregation Of Revenue [Line Items]
Total deferred revenue	$ 1,534	$ 1,337